SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 14, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member]	May 31, 2003 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Warrants Issued to THCAP [Member]	Dec. 21, 2011 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2011 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2012 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2010 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2012 Scenario, Previously Reported [Member] ILS	Oct. 05, 2010 Ordinary shares [Member] USD ($)
Class of Stock [Line Items]
Reverse stock split ratio	0.25
Ordinary shares, par value per share					80.00	80.00															20.00
Ordinary shares, shares outstanding	1,118,081				1,132,685	1,116,981															4,472,298
Issuance of shares related to the private placement (net of $ 35 issuance expenses), shares																						24,091
Ordinary shares issued, price per share																						$ 12.44
Issuance of shares related to the private placement (net of $ 35 issuance expenses)				$ 265																		$ 300
Debt Instrument [Line Items]
Amount of debt converted																	2,523
Debt conversion, price per share																	$ 6			$ 13
Shares issued in conversion																	420,491
Number shares covered by warrants																3,600	160,996
Warrant extension term																	2 years
Term of warrants																3 years
Exercise price of warrants																2.39
Compensation caused directly from extension																		86
Debt instrument, principal amount																			501
Stated interest rate																			4.00%
Balance of the deferred loan																			527
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for purchase							275,000		208,000	130,000	75,000	50,000	31,250
Options still available for future grants							144,982
Option term														3 years	10 years
Vesting period							4 years
Options exercised, price
Weighted-average grant-date fair value of options granted								$ 6.76
Total intrinsic value of options exercised							5	33	62
Financial expenses		$ 781	$ 2,241	$ 961			$ 21